Financial instruments and related disclosures - Fair Values of Derivatives Held (Parenthetical) (Detail)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Principal amount	750,000,000
Interest rate swap contract [member] | Non Current [Member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	1,449,000,000	637,000,000
Foreign Exchange Contracts [member] | Cash Flow Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount		1,746,000,000
Foreign Exchange Contracts [member] | Net Investment Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	18,859	17,928,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Interest rate swap contract [member] | Cash Flow Hedges [member] | Non Current [Member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	0	850,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Interest rate swap contract [member] | Cash Flow Hedges [member] | Current [Member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	899,000,000	637,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Foreign Exchange Contracts [member] | Cash Flow Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	24,000,000	1,746,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Foreign Exchange Contracts [member] | Net Investment Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	11,193,000,000	9,376,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cross currency swap [member] | Net Investment Hedges [member] | Non Current [Member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	0	1,514,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cross currency swap [member] | Net Investment Hedges [member] | Current [Member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	549,000,000	0
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	13,563,000,000	18,856,000,000